Provision for landfill closure, Expected timing of outflows (Details) - Provision for Landfill Closure [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Expected timing of outflows [Abstract]
Provision for landfill closure	R$ 113,532	R$ 101,620	R$ 83,071	R$ 65,584
Within One Year [Member]
Expected timing of outflows [Abstract]
Provision for landfill closure	20,651
2 to 5 years [Member]
Expected timing of outflows [Abstract]
Provision for landfill closure	31,911
More than Five Years [Member]
Expected timing of outflows [Abstract]
Provision for landfill closure	R$ 60,970